DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Disclosure of detailed information about decommissioning, restoration and similar liabilities
The following table reconciles the beginning and ending carrying amounts of the Company's environmental rehabilitation provision. The majority of the expenditures are expected to take place over the next 100 years. Certain obligations related to post closure monitoring and maintenance at the Company's Chilean mines are expected to continue in perpetuity.

	2020	2019
Balance, beginning of year	$220.4	$250.3
Environmental rehabilitation provisions acquired during the year (Note 6)	85.7	—
Accretion expense included in finance costs	9.0	12.1
Revisions in estimates and obligations	82.4	25.9
Expenditures during the current year	(3.2)	(4.3)
Foreign exchange impact	(1.6)	(3.8)
Reclassified to liabilities relating to assets held for sale	—	(59.8)
Balance, end of year	$392.7	$220.4
Current (i)	$29.2	$5.7
Non-current	363.5	214.7
	$392.7	$220.4
(i)The current portion of the environmental rehabilitation provision is included in the current portion of Other Provisions and Liabilities. Refer to Note 27.